Income Tax - Schedule of Provision for Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Major components of tax expense (income) [abstract]
Net loss before tax for the year	$ 5,858	$ 6,449
Statutory rate	27.00%	27.00%
Recovery of income taxes at statutory rates	$ 1,582	$ 1,741
Non-deductible permanent differences and other	(159)	(400)
Change in unrecognized deferred income tax assets	(1,408)	851
Tax recovery for the year	$ 15	$ 2,192